SCHEDULE OF CHANGES IN LIABILITIES WITH SIGNIFICANT UNOBSERVABLE INPUTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance of derivative liabilities	$ 781,924	$ 531,527
Change in fair value of derivative liability	(229,814)	(775,555)
Settlement of derivative liability	(282,517)	733,622
Balance of derivative liabilities	269,593	781,924
New derivative from convertible notes		208,464
Settlement by debt extinguishment	282,517	(733,622)
Change in fair value of derivative liability	$ 229,814	$ 775,555